JPMorgan Investor Conservative Growth Fund Expense Example - R6 Shares [Member] - JPMorgan Investor Conservative Growth Fund - Class R6	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 542